Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables [Abstract]
Schedule of Trade Payables
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Payables for charging services	69,129	73,559
Payables for energy solutions	82,937	68,331
	152,066	141,890
Included in trade payables per balance sheet	152,066	104,224
Included in liabilities relating to assets classified as held for sale	—	37,666